Income Taxes- Schedule of Unrecognized Tax Benefits, If Recognized, Would Affect the Effective Tax Rate (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized benefits that would affect the effective tax rate	$ 0	$ 0
Unrecognized benefits that would not affect the effective tax rate	4,307	3,675
Total unrecognized benefits	$ 4,307	$ 3,675	$ 2,579